Stockholders' Equity (Deficit) - Schedule of Weighted Average Assumptions of Stock Options (Details)	Dec. 31, 2018 USD ($) $ / shares shares
Equity [Abstract]
Vested shares | shares	48,169
Vested weighted average grant date fair value per share | $ / shares	$ 14.0
Vested weighted average grant date fair value | $	$ 679,553
Non-vested shares | shares	38,082
Non-vested weighted average grant date fair value per share | $ / shares	$ 13.0
Non-vested weighted average grant date fair value | $	$ 477,570
Vested and non-vested, shares | shares	86,251
Weighted average grant date fair value per share | $ / shares	$ 13.0
Weighted average grant date fair value | $	$ 1,157,103